ProShares MSCI Transformational Changes ETF Investment Objectives and Goals - ProShares MSCI Transformational Changes ETF	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	MSCI Transformational Changes ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	ProShares MSCI Transformational Changes ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the MSCI Global Transformational Changes Index (the “Index”).